Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
CASH PROVIDED BY (USED IN): Operating Activities
Net income (loss)	$ 2,015,340	$ (981,139)	$ 50,521
Adjustments for non-cash items:
Current income tax expense	2,751,000
Deferred income tax expense (recovery)	(1,001,000)	423,000	(670,000)
Depreciation	1,670	2,207	2,290
Finance costs	6,786	18,240	17,389
Foreign exchange gain (loss)	(507,302)	(37,713)	55,070
Gain on sale of investments	(93,693)		(27,059)
Gain on forgiveness of debt			(5,250)
Gain on sale of exploration and evaluation assets	(5,871,719)
Impairment of exploration and evaluation assets			212,519
Share-based payments	565,250	72,398	157,142
Cash flows from (used in) operations before changes in working capital	(2,133,668)	(503,007)	(207,378)
Net change in non-cash working capital	(113,747)	44,324	(2,668)
Cash flows from (used in) operating activities	(2,247,415)	(458,683)	(210,046)
Investing Activities
Expenditures on exploration and evaluation assets	(265,059)	(126,658)	(191,679)
Proceeds on sale of mineral property	20,184,056
Proceeds on sale of investments	109,562		33,385
Increase in term deposits	(3,694,415)
Decrease in reclamation bond	83,277		571,497
Cash flows from (used in) investing activities	16,417,421	(126,658)	413,203
Financing Activities
Issuance of shares for cash, net	96,760	41,467	248,874
Effect of exchange rate fluctuations on cash and equivalents	(180)	(1,243)	358
Change in cash and equivalents	14,266,586	(545,117)	452,389
Cash and cash equivalents, beginning of year	54,847	599,964	147,575
Cash and cash equivalents, end of year	14,321,433	54,847	599,964
Cash	5,722,848	54,847	599,964
Term deposits	8,598,585
Cash and cash equivalents consists	$ 14,321,433	$ 54,847	$ 599,964